Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 1,328,980	$ 2,835,173
Less: allowance for doubtful accounts	(535,768)	(1,122,743)
Total accounts receivable, net	$ 793,212	$ 1,712,430